Investments (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Equity Method Investments [Line Items]
Unrealized gain (loss) on investments	$ 19,067	$ 3,743
Private Company Investments [Member]
Schedule of Equity Method Investments [Line Items]
Unrealized gain (loss) on investments	$ 1,695	$ 187